INCOME TAXES - Schedule of Reconciliation of Federal Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income before income taxes	$ 88	$ 158	$ 82	$ 63	$ 147	$ 75	$ (13)	$ 145	$ 63	$ 303	$ 209	$ 413	$ 329	$ 158
Federal statutory income tax	18			13								87	69	33
Tax credits												0	0	0
AFUDC equity income	(1)			(1)								(6)	(1)	(1)
AFUDC equity depreciation												0	0	0
Nondeductible SEC and OAG Settlements													0
Tax related to FE's equity investment in FET												0	0
Changes in valuation allowances												0	0	0
Excess deferred tax amortization	(2)			(1)								(1)	(4)	(4)
Remeasurement of excess deferred income taxes												0	0
Federal and state related flow-through												(2)	0	0
Deductions associated with certain equity investments													0
Deferred taxes associated with FET equity interest sale												0	0	0
Other	1			0								0	0	(1)
Changes in unrecognized tax benefits												0		(28)
State and municipal income taxes, net of federal effect	6			5								29	23	34
INCOME TAXES	$ 22	$ 40	$ 20	$ 16	$ 40	$ 20	$ (4)	$ 36	$ 16	$ 76	$ 56	$ 107	$ 87	$ 33
Percent
Federal statutory income tax	21.00%			21.00%								21.00%	21.00%	21.00%
Tax credits												0.00%	0.00%	0.00%
AFUDC equity income	(1.10%)			(1.60%)								(1.40%)	(0.30%)	(0.60%)
AFUDC equity depreciation												0.00%	0.00%	0.00%
Nondeductible SEC and OAG Settlements													0.00%
Tax related to FE's equity investment in FET												0.00%	0.00%
Changes in valuation allowances												0.00%	0.00%	0.00%
Excess deferred tax amortization	(2.30%)			(1.60%)								(0.20%)	(1.30%)	(2.60%)
Remeasurement of excess deferred income taxes												0.00%	0.00%
Federal and state related flow-through												(0.50%)	0.00%	0.00%
Deductions associated with certain equity investments													0.00%
Deferred taxes associated with FET equity interest sale												0.00%	0.00%	0.00%
Other	1.10%			0.00%								0.00%	0.00%	(0.60%)
Changes in unrecognized tax benefits												0.00%		(17.80%)
State and municipal income taxes, net of federal effect	6.80%			7.90%								7.00%	7.00%	21.50%
Total income taxes	25.00%			25.40%								25.90%	26.40%	20.90%
First Energy [Member]
Amount
Income before income taxes	$ 604			$ 540								$ 1,559	$ 1,504	$ 1,464
Federal statutory income tax	127			113								327	316	307
Tax credits	(1)			(1)								(5)	(6)	(6)
AFUDC equity income	(7)			(5)								(23)	(13)	(9)
AFUDC equity depreciation	1			1								4	1	6
Nondeductible SEC and OAG Settlements													27
Tax related to FE's equity investment in FET	5			4								13	16
Changes in valuation allowances												3	1	(33)
Excess deferred tax amortization	(13)			(13)								(42)	(52)	(46)
Remeasurement of excess deferred income taxes												(70)	(43)
Federal and state related flow-through	(7)			(5)								(37)	(18)	(27)
Deductions associated with certain equity investments													(19)
Deferred taxes associated with FET equity interest sale												6	6	58
Other	0			1								2	6	9
Changes in unrecognized tax benefits												1		41
State and municipal income taxes, net of federal effect	33			31								109	155	(33)
INCOME TAXES	$ 138			$ 126								$ 288	$ 377	$ 267
Percent
Federal statutory income tax	21.00%			21.00%								21.00%	21.00%	21.00%
Tax credits	(0.20%)			(0.20%)								(0.30%)	(0.40%)	(0.40%)
AFUDC equity income	(1.20%)			(0.90%)								(1.50%)	(0.90%)	(0.60%)
AFUDC equity depreciation	0.20%			0.20%								0.30%	0.10%	0.40%
Nondeductible SEC and OAG Settlements													1.80%
Tax related to FE's equity investment in FET	0.80%			0.70%								0.80%	1.10%
Changes in valuation allowances												0.20%	0.10%	(2.30%)
Excess deferred tax amortization	(2.20%)			(2.40%)								(2.70%)	(3.50%)	(3.10%)
Remeasurement of excess deferred income taxes												(4.50%)	(2.90%)
Federal and state related flow-through	(1.10%)			(0.90%)								(2.40%)	(1.20%)	(1.80%)
Deductions associated with certain equity investments													(1.30%)
Deferred taxes associated with FET equity interest sale												0.40%	0.40%	4.00%
Other	0.00%			0.20%								0.10%	0.40%	0.60%
Changes in unrecognized tax benefits												0.10%		2.80%
State and municipal income taxes, net of federal effect	5.50%			5.60%								7.00%	10.30%	(2.30%)
Total income taxes	22.80%			23.30%								18.50%	25.10%	18.20%